T. ROWE PRICE Short Duration Income Fund
February 29, 2024 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 25.7%
Car Loan 10.0%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 81 81
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 117
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 150 145
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 100 96
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 115
CarMax Auto Owner Trust
Series 2020-3, Class C
1.69%, 4/15/26  50 49
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 236
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 209
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  91 90
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 134
Enterprise Fleet Financing
Series 2021-2, Class A2
0.48%, 5/20/27 (1) 12 12
Enterprise Fleet Financing
Series 2021-3, Class A2
0.77%, 8/20/27 (1) 15 14
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 38 38

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 250 250
Exeter Automobile Receivables Trust
Series 2022-1A, Class C
2.56%, 6/15/28  225 221
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 45
Exeter Automobile Receivables Trust
Series 2023-1A, Class A3
5.58%, 4/15/26  119 119
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 252
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 229
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class A1
4.92%, 5/15/28 (1) 138 137
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 143
GM Financial Automobile Leasing Trust
Series 2022-2, Class C
4.33%, 5/20/26  85 84
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 243
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 29
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 49
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 45
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 230
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 61 60

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 98 99
Nissan Auto Lease Trust
Series 2023-A, Class A2A
5.10%, 3/17/25  166 166
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 101 99
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 250 250
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 35 35
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 94
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 142 138
Santander Drive Auto Receivables Trust
Series 2023-1, Class A2
5.36%, 5/15/26  58 58
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 345
Santander Retail Auto Lease Trust
Series 2022-B, Class A3
3.28%, 11/20/25 (1) 63 63
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 30 29
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 223 224
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 83
5,390
Other Asset-Backed Securities 14.6%
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 150 142
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 68 67

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 100
BRE Grand Islander Timeshare Issuer
Series 2017-1A, Class A
2.94%, 5/25/29 (1) 165 161
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.626%, 7/15/33 (1) 250 250
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 91 88
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 84 84
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 52 51
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 53 50
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 98 92
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 225 209
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 93 90
Galaxy Xxiv
Series 2017-24A, Class D, CLO, FRN
3M TSFR + 2.712%, 8.026%, 1/15/31 (1) 250 250
Goldentree Loan Opportunities XI
Series 2015-11A, Class CR2, CLO, FRN
3M TSFR + 2.012%, 7.31%, 1/18/31 (1) 250 249
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 99 96
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 146 130
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 66 63
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 84 85

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 96 90
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 102
Jamestown VI
Series 2018-6RA, Class B, CLO, FRN
3M TSFR + 2.262%, 7.586%, 4/25/30 (1) 250 249
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.776%, 1/15/32 (1) 250 250
Kubota Credit Owner Trust
Series 2023-1A, Class A3
5.02%, 6/15/27 (1) 165 165
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.646%, 7/15/33 (1) 250 251
Marble Point XII
Series 2018-1A, Class A, CLO,FRN
3M TSFR + 1.27%, 6.586%, 7/16/31 (1) 229 229
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 1/20/32 (1)(2) 250 250
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 110 105
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 42 39
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 107 98
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 159 158
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.864%, 7/15/33 (1) 250 250
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 6.699%, 7/20/29 (1) 152 152
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.126%, 7/15/30 (1) 250 250
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M TSFR + 1.442%, 6.76%, 1/24/33 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 23 22
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 147
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 46 46
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 199
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 57 57
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 100 100
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.51%, 7/30/31 (1) 250 250
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 194 190
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 100
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 199 191
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 235 241
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 80 79
Sierra Timeshare Receivables Funding
Series 2019-1A, Class C
3.77%, 1/20/36 (1) 40 40
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 14 13
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 72 69
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 66 62

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 22 21
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 70 66
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M TSFR + 2.112%, 7.436%, 10/25/29 (1) 250 246
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.176%, 1/15/34 (1) 250 250
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.981%, 1/29/32 (1) 250 250
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 100 100
7,884
Student Loan 1.1%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 56 53
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 29 28
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 74 70
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 50 47
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 9 9
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 139
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 103 96
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, ARM
1M TSFR + 0.844%, 6.162%, 1/15/53 (1) 149 147
589
Total Asset-Backed Securities (Cost $13,932) 13,863

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 1.4% (3)
Capital Goods 0.4%
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.941%, 9/6/25 (2) 204 201
201
Communications 0.4%
Altice France, FRN, 1M USD LIBOR + 4.00%, 9.641%, 8/14/26  80 78
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%,
8/21/26 (2) 80 79
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.932%, 4/15/27  80 75
232
Consumer Non-Cyclical 0.4%
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.671%, 5/10/27 (2) 130 128
LifePoint Health, FRN, 1M TSFR + 5.50%, 11.087%, 11/16/28  75 75
203
Insurance 0.2%
Asurion, FRN, 1M TSFR + 3.25%, 8.691%, 12/23/26  135 134
134
Total Bank Loans (Cost $765) 770
CORPORATE BONDS 39.0%
Banking 12.1%
Banco de Bogota, 6.25%, 5/12/26  200 198
Banco Santander, 2.746%, 5/28/25  200 193
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 149
Bank of America, VR, 0.976%, 4/22/25 (4) 350 347
Bank of America, VR, 5.08%, 1/20/27 (4) 150 149
Bank of Montreal, 5.30%, 6/5/26  200 200
Bank of New York Mellon, VR, 4.947%, 4/26/27 (4) 100 99
Bank of the Philippine Islands, 2.50%, 9/10/24  200 197
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 200 199
Barclays, VR, 5.304%, 8/9/26 (4) 200 199
Barclays, VR, 7.325%, 11/2/26 (4) 200 205
BBVA Bancomer, 4.375%, 4/10/24  150 150
CaixaBank, VR, 6.208%, 1/18/29 (1)(4) 200 203
Capital One Financial, 4.25%, 4/30/25 (5) 155 153
Capital One Financial, VR, 5.70%, 2/1/30 (4)(5) 35 35
Capital One Financial, VR, 6.312%, 6/8/29 (4) 225 231
Citigroup, VR, 0.981%, 5/1/25 (4) 150 149
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 200 200
Fifth Third Bancorp, 2.375%, 1/28/25  25 24
Fifth Third Bank, VR, 5.852%, 10/27/25 (4) 250 249
HDFC Bank, 5.686%, 3/2/26  200 200

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HSBC Holdings, 4.25%, 3/14/24  200 200
Huntington National Bank, VR, 5.699%, 11/18/25 (4) 250 248
JPMorgan Chase, VR, 5.04%, 1/23/28 (4) 95 95
Lloyds Banking Group, 4.50%, 11/4/24  200 198
Lloyds Banking Group, VR, 5.462%, 1/5/28 (4)(5) 200 199
NatWest Group, VR, 7.472%, 11/10/26 (4) 200 205
PNC Financial Services Group, VR, 4.758%, 1/26/27 (4) 120 119
PNC Financial Services Group, VR, 5.30%, 1/21/28 (4) 30 30
PNC Financial Services Group, VR, 5.671%, 10/28/25 (4) 135 135
Societe Generale, 2.625%, 10/16/24 (1) 200 196
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 200 198
Standard Chartered, VR, 6.17%, 1/9/27 (1)(4) 200 202
Truist Financial, VR, 6.047%, 6/8/27 (4) 200 202
U.S. Bancorp, VR, 5.384%, 1/23/30 (4) 30 30
UBS Group, VR, 4.488%, 5/12/26 (1)(4) 200 197
Wells Fargo, VR, 3.908%, 4/25/26 (4) 200 196
Wells Fargo, VR, 4.54%, 8/15/26 (4) 150 148
6,527
Basic Industry 1.0%
Celanese U.S. Holdings, 6.05%, 3/15/25  42 42
LG Chem, 4.375%, 7/14/25  200 197
Nutrien, 4.90%, 3/27/28  50 50
POSCO, 5.625%, 1/17/26 (1) 200 200
Westlake, 0.875%, 8/15/24  25 24
513
Brokerage Assetmanagers Exchanges 0.8%
Charles Schwab, 2.45%, 3/3/27  189 174
LPL Holdings, 6.75%, 11/17/28  45 47
LSEGA Financing, 1.375%, 4/6/26 (1) 200 185
406
Capital Goods 0.3%
Amphenol, 4.75%, 3/30/26  15 15
Carrier Global, 5.80%, 11/30/25  70 71
Regal Rexnord, 6.05%, 2/15/26 (1) 75 75
Republic Services, 4.875%, 4/1/29  20 20
181
Communications 3.3%
American Tower, 3.55%, 7/15/27  200 190
Axian Telecom, 7.375%, 2/16/27  200 191
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 30 28
Crown Castle, 5.00%, 1/11/28  175 172
Crown Castle, 5.60%, 6/1/29  105 105
iHeartCommunications, 6.375%, 5/1/26 (5) 170 145
PT Tower Bersama Infrastructure, 4.25%, 1/21/25  200 197
Sable International Finance, 5.75%, 9/7/27 (1) 200 192

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 118
Take-Two Interactive Software, 5.00%, 3/28/26  150 149
Townsquare Media, 6.875%, 2/1/26 (1) 165 159
Warnermedia Holdings, 3.755%, 3/15/27  155 147
1,793
Consumer Cyclical 5.2%
Advance Auto Parts, 5.90%, 3/9/26  140 140
Allied Universal Holdco, 6.625%, 7/15/26 (1) 72 72
Carnival, 7.625%, 3/1/26 (1) 145 146
CEC Entertainment, 6.75%, 5/1/26 (1) 75 74
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 150
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 149
Ford Motor Credit, 5.125%, 6/16/25  200 198
Ford Motor Credit, 6.798%, 11/7/28  200 207
General Motors Financial, 5.40%, 4/6/26  155 155
General Motors Financial, 5.40%, 5/8/27  80 80
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 201
Hyundai Capital America, 6.25%, 11/3/25 (1) 50 51
Life Time, 5.75%, 1/15/26 (1) 76 75
Marriott International, 4.90%, 4/15/29  21 21
Nordstrom, 2.30%, 4/8/24  155 154
O'Reilly Automotive, 5.75%, 11/20/26  30 30
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 181
Studio City Finance, 6.00%, 7/15/25  200 197
Tapestry, 7.05%, 11/27/25  20 20
VF, 2.40%, 4/23/25  150 144
VF, 2.80%, 4/23/27  100 91
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
2,819
Consumer Non-Cyclical 2.9%
Brunswick, 0.85%, 8/18/24  115 112
CHS, 8.00%, 3/15/26 (1) 59 59
CSL Finance, 3.85%, 4/27/27 (1) 25 24
HCA, 5.25%, 4/15/25  200 199
HCA, 5.875%, 2/15/26  150 151
Hikma Finance USA, 3.25%, 7/9/25  200 193
IQVIA, 6.25%, 2/1/29  65 67
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 200
Legacy LifePoint Health, 4.375%, 2/15/27 (1) 140 129
Mattel, 5.875%, 12/15/27 (1) 150 149
Solventum, 5.45%, 2/25/27 (1) 105 105
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  185 171
1,559

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Electric 2.5%
AES, 3.30%, 7/15/25 (1) 100 96
American Electric Power, 5.20%, 1/15/29  105 105
American Electric Power, 5.699%, 8/15/25  90 90
Constellation Energy Generation, 3.25%, 6/1/25  200 194
DTE Energy, STEP, 4.22%, 11/1/24  65 64
Engie Energia Chile, 4.50%, 1/29/25  200 197
NextEra Energy Capital Holdings, 5.749%, 9/1/25  115 116
NRG Energy, 3.75%, 6/15/24 (1) 150 149
Pacific Gas & Electric, 3.50%, 6/15/25  100 97
PacifiCorp, 5.10%, 2/15/29  30 30
Southern, STEP, 4.475%, 8/1/24  125 124
Vistra Operations, 5.125%, 5/13/25 (1) 58 58
1,320
Energy 3.5%
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Continental Resources, 3.80%, 6/1/24  50 50
Crescent Energy Finance, 9.25%, 2/15/28 (1) 120 125
Enbridge, 5.90%, 11/15/26  60 61
Enbridge, 6.00%, 11/15/28  50 52
Energean Israel Finance, 4.875%, 3/30/26 (1) 169 158
Energy Transfer, 2.90%, 5/15/25  100 97
Ferrellgas, 5.375%, 4/1/26 (1) 175 173
Leviathan Bond, 6.125%, 6/30/25 (1) 256 250
Matador Resources, 5.875%, 9/15/26  92 91
ONEOK, 5.55%, 11/1/26  60 60
Southwestern Energy, 8.375%, 9/15/28  175 182
Targa Resources Partners, 6.50%, 7/15/27  45 45
Targa Resources Partners, 6.875%, 1/15/29  255 263
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 100 94
Williams, 5.30%, 8/15/28  200 201
1,907
Finance Companies 1.4%
AerCap Ireland Capital, 1.65%, 10/29/24  215 209
AerCap Ireland Capital, 6.10%, 1/15/27  150 152
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 99
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 117
GATX, 5.40%, 3/15/27  40 40
Navient, 5.00%, 3/15/27  85 80
OneMain Finance, 3.50%, 1/15/27  85 78
775
Financial Other 0.7%
Emaar Sukuk, 3.635%, 9/15/26  200 192
EMG SUKUK, 4.564%, 6/18/24  200 199
391

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Industrial Other 0.7%
Albion Financing 1, 6.125%, 10/15/26 (1)(5) 200 197
Bidvest Group U.K., 3.625%, 9/23/26  200 187
384
Insurance 2.4%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 217
Athene Global Funding, 5.684%, 2/23/26 (1) 230 229
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 25
CNO Global Funding, 1.65%, 1/6/25 (1) 150 144
CNO Global Funding, 1.75%, 10/7/26 (1) 150 136
Corebridge Financial, 3.65%, 4/5/27  200 190
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 40
Humana, 1.35%, 2/3/27  70 63
Humana, 5.75%, 3/1/28  25 25
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 174
Principal Life Global Funding II, 5.00%, 1/16/27 (1) 35 35
1,278
Natural Gas 0.1%
NiSource, 5.25%, 3/30/28  25 25
25
Real Estate Investment Trusts 0.8%
MPT Operating Partnership, 5.00%, 10/15/27 (5) 95 77
MPT Operating Partnership, 5.25%, 8/1/26 (5) 115 102
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 96
Service Properties Trust, 7.50%, 9/15/25  175 177
452
Technology 1.0%
CA Magnum Holdings, 5.375%, 10/31/26  200 193
Micron Technology, 5.375%, 4/15/28  150 150
SK Hynix, 6.25%, 1/17/26 (1) 200 202
545
Transportation 0.3%
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 105
145
Total Corporate Bonds (Cost $21,131) 21,020
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.1%
Government Sponsored 0.3%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 198
198
Owned No Guarantee 1.8%
Bank Mandiri Persero, 5.50%, 4/4/26  200 201

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 191
DAE Funding, 1.55%, 8/1/24  200 196
QNB Finance, 1.375%, 1/26/26  200 185
State Bank of India, 1.80%, 7/13/26  200 184
957
Total Foreign Government Obligations & Municipalities (Cost
$1,173) 1,155
MUNICIPAL SECURITIES 0.2%
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 125
Total Municipal Securities (Cost $125) 125
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.8%
Collateralized Mortgage Obligations 3.7%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 64 55
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.472%, 1/26/32 (1) 300 301
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 13 12
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.872%, 10/25/41 (1) 200 201
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 22 21
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.50%, 10/25/49 (1) 16 15
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 27 26
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.864%, 5/25/47 (1) 191 182
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 79 72

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 53 45
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 122 108
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 26 25
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 42 38
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 6.185%, 2/25/60 (1) 75 70
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP
6.92%, 10/25/63 (1) 97 98
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/31 (1) 31 31
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 22 20
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.972%, 1/25/34 (1) 60 60
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.172%, 11/25/43 (1) 99 100
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
3.642%, 11/25/59 (1) 7 7
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 86 83
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 66 63
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 132 114
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 112 112

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 113 114
1,973
Commercial Mortgage-Backed Securities 6.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.582%, 4/15/34 (1) 100 91
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class B, ARM
1M TSFR + 1.447%, 6.765%, 9/15/34 (1) 100 100
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.182%, 9/15/38 (1) 100 75
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  6 6
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M TSFR + 2.254%, 7.572%, 10/15/37 (1) 250 248
BFLD
Series 2019-DPLO, Class D, ARM
1M TSFR + 1.954%, 7.272%, 10/15/34 (1) 100 100
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.046%, 6.364%, 4/15/34 (1) 160 159
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M TSFR + 1.946%, 7.264%, 4/15/34 (1) 202 201
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.078%, 10/15/36 (1) 160 157
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 73
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 141
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 188
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M TSFR + 1.764%, 7.086%, 11/15/37 (1) 147 147
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  76 73

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 109 96
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 170 158
Federal Home Loan Mortgage Multifamily Structured PTC
Series K060, Class A1
2.958%, 7/25/26  80 78
Federal Home Loan Mortgage Multifamily Structured PTC
Series K084, Class A2, ARM
3.78%, 10/25/28  250 240
Federal Home Loan Mortgage Multifamily Structured PTC
Series K085, Class A2, ARM
4.06%, 10/25/28  106 103
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.648%, 6.966%, 12/15/36 (1) 125 125
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 3.046%, 8.364%, 12/15/36 (1) 125 124
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 6.813%, 7/5/33 (1) 59 52
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.452%, 10/15/33 (1) 100 93
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.133%, 4/20/48 (1) 147 143
Med Trust
Series 2021-MDLN, Class F, ARM
1M TSFR + 4.114%, 9.432%, 11/15/38 (1) 100 99
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  190 177
3,247
Residential Mortgage 0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 62 60
60
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$5,521) 5,280

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.8%
U.S. Government Agency Obligations 1.3%
Federal Home Loan Mortgage, UMBS, 6.00%, 2/1/53  114 116
Federal National Mortgage Assn., UMBS
4.50%, 10/1/37  230 226
6.00%, 7/1/53 - 8/1/53  360 363
705
U.S. Government Obligations 1.5%
Government National Mortgage Assn.
3.50%, 5/20/47 - 11/20/47  432 396
4.50%, 6/20/51  199 193
6.00%, 2/20/40 - 12/20/40  205 212
801
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,508) 1,506
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 15.8%
Government Sponsored 1.2%
Federal Home Loan Banks, 5.00%, 2/28/25  630 629
629
U.S. Treasury Obligations 14.6%
U.S. Treasury Notes, 4.125%, 6/15/26  620 614
U.S. Treasury Notes, 4.25%, 12/31/25  385 382
U.S. Treasury Notes, 4.25%, 1/31/26  1,830 1,817
U.S. Treasury Notes, 4.375%, 8/15/26  500 498
U.S. Treasury Notes, 4.375%, 12/15/26  295 295
U.S. Treasury Notes, 4.50%, 11/15/25  685 682
U.S. Treasury Notes, 4.625%, 2/28/25  200 199
U.S. Treasury Notes, 4.625%, 10/15/26  480 482
U.S. Treasury Notes, 5.00%, 9/30/25  1,015 1,018
U.S. Treasury Notes, 5.00%, 10/31/25 (6) 1,875 1,882
7,869
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,498) 8,498
SHORT-TERM INVESTMENTS 4.7%
Commercial Paper 2.8%
4(2) 2.8%(7)
Brunswick, 6.021%, 3/15/24  300 299
Harley Davidson Financial Services, 6.028%, 3/13/24  300 300

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ovintiv, 6.153%, 3/20/24  300 299
Stanley Black & Decker, 6.03%, 3/21/24  300 299
Walgreens Boots Alliance, 6.435%, 4/1/24  300 298
1,495
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 1,014 1,014
1,014
Total Short-Term Investments (Cost $2,509) 2,509
SECURITIES LENDING COLLATERAL 1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 641 641
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 641
Total Securities Lending Collateral (Cost $641) 641
Total Investments in Securities 102.7%
(Cost $55,803) $ 55,367
Other Assets Less Liabilities (2.7)% (1,461)
Net Assets 100.0% $ 53,906
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,761 and represents 42.2% of net assets.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(5) All or a portion of this security is on loan at February 29, 2024.
(6) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,495 and represents 2.8% of net assets.
(8) Seven-day yield
(9) Affiliated Companies

T. ROWE PRICE Short Duration Income Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PTC Pass-Through Certificate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 253 6 5 1
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date (1)
Variation margin receivable (payable) on centrally cleared swaps $ —
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 U.S. Treasury Notes five year contracts 6/24 (214) $ —
Short, 8 U.S. Treasury Notes ten year contracts 6/24 (883) —
Long, 57 U.S. Treasury Notes two year contracts 6/24 11,671 2
Short, 4 Ultra U.S. Treasury Notes ten year contracts 6/24 (457) (1)
Long, 11 Three Month SOFR Futures contracts 9/24 2,609 (11)
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 26++
Totals $ —# $ — $ 26+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 145  ¤  ¤ $ 1,655
Total $ 1,655^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,655.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
24
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short Duration Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Short Duration Income Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 52,217 $ — $ 52,217
Short-Term Investments 1,014 1,495 — 2,509
Securities Lending Collateral 641 — — 641
Total Securities 1,655 53,712 — 55,367
Swaps* — 1 — 1
Futures Contracts* 2 — — 2
Total $ 1,657 $ 53,713 $ — $ 55,370
Liabilities
Futures Contracts* $ 12 $ — $ — $ 12
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1305-054Q3 02/24